Estimates, Significant Accounting Policies and Balance Sheet Detail (Property, Plant and Equipment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 30,388	$ 16,530
Less - Accumulated depreciation	(2,104)	(1,971)
PROPERTY, PLANT AND EQUIPMENT, net	28,284	14,559
Land and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	553	137
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	587	279
Pipelines and equipment (5 to 83 years)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19,505	11,359
Natural gas and NGL storage facilities (5 to 46 years)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,057	790
Bulk storage, equipment and facilities (5 to 83 years)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,745	977
Tanks and other equipment (10 to 40 years)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,194	644
Retail Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	258	0
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	96	231
Right of way (20 to 83 years)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,134	793
Furniture and fixtures (3 to 12 years)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	50	48
Linepack [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	118	59
Pad gas [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	58	58
Other (2 to 19 years)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,060	234
Construction work-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,973	$ 921